ak 3906

Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

1-16523

CERT NYS

April 16, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

B

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ALLIED CAPITAL CORPORATION, 6.875% Notes due 2047 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 16, 2007. Tentative listing date – April 17, 2007.

Sincerely,

Paras Madho

END